Organization and Business Description (Details)			12 Months Ended
	Aug. 25, 2022 CNY (¥) shares	Aug. 25, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 26, 2018
Organization and Business Description (Details) [Line Items]
Gross proceeds from initial public offerings			¥ 146,982,044	$ 21,310,393
Net proceeds	¥ 148,000,000	$ 21,500,000
Material contract			100,000
Sell assets			¥ 100,000
IPO [Member]
Organization and Business Description (Details) [Line Items]
Stock issued (in Shares) | shares	5,000,000	5,000,000
Shares offering price (in Dollars per share) | $ / shares		$ 5
Gross proceeds from initial public offerings	¥ 171,200,000	$ 25,000,000
Ms. Wang Peixuan [Member]
Organization and Business Description (Details) [Line Items]
Ownership interests							54.78%
Beijing Sentu [Member]
Organization and Business Description (Details) [Line Items]
Percenatge of profit before tax			100.00%	100.00%